Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies
Schedule of estimated useful lives of property, plant and equipment
Computer equipment	3 years
Laboratory equipment	5 years
Office equipment	5 years
Leasehold improvements	the expected duration of the lease

Schedule of numerator and denominator in the basic and diluted earnings/loss per share computation

The following table reconciles the numerator and denominator in the basic and diluted earnings (loss) per share computation (in thousands):

	Six months ended December 31, 2015	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013
Numerator for basic and diluted EPS
Net loss	$(23,000)	$(22,058)	$(11,601)	$(8,740)
Deemed dividend on convertible preferred shares	—	(14,735)	—	—

Net loss available to ordinary shareholders	$(23,000)	$(36,793)	$(11,601)	$(8,740)

Denominator for basic and diluted EPS
Weighted average number of shares used to calculate basic and diluted loss per share	424,711,900	214,704,593	148,335,529	25,893,846

Schedule of potentially dilutive equity instruments excluded from the diluted loss per share calculation

	Six months ended December 31, 2015	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013

Share options(1)	31,203,477	31,473,477	10,057,700	6,233,000
Preferred shares(2)	—	175,841,800	—	—

(1)	The Company granted a total of 15,343,797 options from January through June 2016.

(2)

Adaptimmune Limited issued 1,758,418 Series A Preferred Shares in September 2014.  In April 2015, as part of the Company reorganization, the Series A Preferred Shares of Adaptimmune Limited were exchanged for Series A Preferred Shares of Adaptimmune Therapeutics Limited on a one-for-100 basis. The Series A Preferred Shares were converted into ordinary shares at a rate of 1:1 immediately prior to the Company’s initial public offering on NASDAQ in May 2015.